Schedule of accumulated other comprehensive income (Details)	6 Months Ended
Jun. 30, 2025 EUR (€)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	€ 88,946
Adjustment for net (gain) loss on marketable securities	(96,234)
Change in fair value of marketable securities	70,169
Cumulative translation adjustment	69,663
Total	132,544
Accumulated Net Unrealized Gain Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	96,234
Adjustment for net (gain) loss on marketable securities	(96,234)
Change in fair value of marketable securities	70,169
Cumulative translation adjustment
Total	70,169
Accumulated Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(7,288)
Adjustment for net (gain) loss on marketable securities
Change in fair value of marketable securities
Cumulative translation adjustment	69,663
Total	€ 62,375